Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Credits and net operating loss carryforwards	$ 102,112	$ 65,555	$ 51,640
Pension commitments	714	569	548
Leases	47	(4)	(12)
Impairment of assets	1	10	10
Revenue recognition	197	200
Other	284	491	604
Total unrecognized deferred tax assets, net	$ (103,354)	$ (66,823)	$ (52,790)